Supplementary Balance Sheet Information (Details) - Schedule of accounts receivable, other - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Supplementary Balance Sheet Information (Details) - Schedule of accounts receivable, other [Line Items]
Accounts receivable other	$ 269	$ 577
Government institutions [Member]
Supplementary Balance Sheet Information (Details) - Schedule of accounts receivable, other [Line Items]
Accounts receivable other	29	213
Employees [Member]
Supplementary Balance Sheet Information (Details) - Schedule of accounts receivable, other [Line Items]
Accounts receivable other	26	47
Interest Receivable [Member]
Supplementary Balance Sheet Information (Details) - Schedule of accounts receivable, other [Line Items]
Accounts receivable other	23	70
Sundry [Member]
Supplementary Balance Sheet Information (Details) - Schedule of accounts receivable, other [Line Items]
Accounts receivable other	$ 191	$ 247